Intangible Assets	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS
11.	INTANGIBLE ASSETS

The details of intangible assets are as follows:

	At June 30, 2026
In thousands of USD	Gross carrying amount	Accumulated amortization	Impairment amount	Net carrying value
Rights to electrical capacity	51,710	(70)	-	51,640
Technologies	63,633	(38,854)	-	24,779
Patents, trademarks, royalties and other rights	10,735	(5,182)	-	5,553
Software	1,742	(800)	-	942
Total	127,820	(44,906)	-	82,914

	At December 31, 2025
In thousands of USD	Gross carrying amount	Accumulated amortization	Impairment amount	Net carrying value
Rights to electrical capacity	51,710	-	-	51,710
Technologies	63,633	(28,281)	-	35,352
Patents, trademarks, royalties and other rights	9,168	(3,765)	-	5,403
Software	1,686	(719)	-	967
Total	126,197	(32,765)	-	93,432

Amortization expenses for intangible assets were US$12.0 million and US$11.6 million for the six months ended June 30, 2026 and 2025 respectively. No impairment loss was recorded for the six months ended June 30, 2026 and 2025.

Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years as of June 30, 2026 is as follow:

At June 30,
In thousands of USD	2026
Second half of 2026	12,313
2027	17,405
2028	1,611
2029	279
2030	10
Thereafter	11